SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Depreciation Inputs
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

	Length of useful life	Depreciation rate
	Years	%

Office furniture and equipment	10-14	7-10
Laboratory equipment	3-7	15-33
Computers and auxiliary equipment	3	33

Schedule of Fair Value Assumptions
The fair value for options granted in 2016, 2015 and 2014 is estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following assumptions:

	December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
Expected volatility	59%-60%	44%-62%	50%-60%
Risk-free rate	1.2-2.1%	1.29%-2.28%	1.45%-1.72%
Dividend yield	0%	0%	0%
Expected term (in years)	5-10	4-10	5-6
Share price	$2.22-$3.2	$3-$5.12	$3.01